Share Option and Warrant Reserves (Details 1)	Dec. 31, 2018 CAD ($) shares yr	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	6,205,000	4,810,000	4,753,000
Options outstanding, exercise price | $	$ 1.85	$ 1.97	$ 1.77
Options outstanding, remaining contractual life | yr	2.62
Number of options exercisable | shares	5,357,500
Options exercisable, exercise price | $	$ 1.92
Options exercisable, remaining contractual life | yr	2.32
Exercise price range 1 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	850,000
Options outstanding, exercise price | $	$ 0.51
Options outstanding, remaining contractual life | yr	0.13
Number of options exercisable | shares	850,000
Options exercisable, exercise price | $	$ 0.51
Options exercisable, remaining contractual life | yr	0.13
Exercise price range 2 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	960,000
Options outstanding, exercise price | $	$ 1.3
Options outstanding, remaining contractual life | yr	1.63
Number of options exercisable | shares	960,000
Options exercisable, exercise price | $	$ 1.3
Options exercisable, remaining contractual life | yr	1.63
Exercise price range 3 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	2,195,000
Options outstanding, exercise price | $	$ 2.63
Options outstanding, remaining contractual life | yr	2.47
Number of options exercisable | shares	2,195,000
Options exercisable, exercise price | $	$ 2.63
Options exercisable, remaining contractual life | yr	2.47
Exercise price range 4 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	440,000
Options outstanding, exercise price | $	$ 3.22
Options outstanding, remaining contractual life | yr	3.03
Number of options exercisable | shares	440,000
Options exercisable, exercise price | $	$ 3.22
Options exercisable, remaining contractual life | yr	3.03
Exercise price range 5 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	65,000
Options outstanding, exercise price | $	$ 3.04
Options outstanding, remaining contractual life | yr	3.35
Number of options exercisable | shares	65,000
Options exercisable, exercise price | $	$ 3.04
Options exercisable, remaining contractual life | yr	3.35
Exercise price range 6 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	795,000
Options outstanding, exercise price | $	$ 1.42
Options outstanding, remaining contractual life | yr	4.47
Number of options exercisable | shares	397,500
Options exercisable, exercise price | $	$ 1.42
Options exercisable, remaining contractual life | yr	4.47
Exercise price range 7 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	900,000
Options outstanding, exercise price | $	$ 1.42
Options outstanding, remaining contractual life | yr	4.49
Number of options exercisable | shares	450,000
Options exercisable, exercise price | $	$ 1.42
Options exercisable, remaining contractual life | yr	4.49